PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 896,800
Depreciation	92,176	$ 108,452
Balance, end of period	985,073	896,800
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	123,549
Balance, end of period	127,068	123,549
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	341,376
Balance, end of period	337,672	341,376
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	374,633
Balance, end of period	409,140	374,633
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	41,086
Balance, end of period	34,533	41,086
Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	16,156
Balance, end of period	76,660	16,156
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,956,541	2,038,193
Additions	131,501	42,638
Additions through business acquisitions	64,306
Transfers	0	0
Disposals(1)	(85,702)	(124,290)
Balance, end of period	2,066,646	1,956,541
Disposals(1)	85,702	124,290
Gross carrying amount | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	123,549	120,478
Additions	3,519	3,812
Additions through business acquisitions	0
Transfers	0	0
Disposals(1)	0	(741)
Balance, end of period	127,068	123,549
Disposals(1)	0	741
Gross carrying amount | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	571,464	558,847
Additions	4,008	8,549
Additions through business acquisitions	13,397
Transfers	4,579	5,506
Disposals(1)	(10,805)	(1,438)
Balance, end of period	582,643	571,464
Disposals(1)	10,805	1,438
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,070,612	1,149,837
Additions	44,381	10,826
Additions through business acquisitions	50,817
Transfers	8,320	28,441
Disposals(1)	(65,002)	(118,492)
Balance, end of period	1,109,128	1,070,612
Disposals(1)	65,002	118,492
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	174,760	171,361
Additions	5,914	5,657
Additions through business acquisitions	92
Transfers	276	1,361
Disposals(1)	(9,895)	(3,619)
Balance, end of period	171,147	174,760
Disposals(1)	9,895	3,619
Gross carrying amount | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	16,156	37,670
Additions	73,679	13,794
Additions through business acquisitions	0
Transfers	(13,175)	(35,308)
Disposals(1)	0	0
Balance, end of period	76,660	16,156
Disposals(1)	0	0
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Disposals(1)	(31,500)	(106,800)
Disposals(1)	31,500	106,800
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,059,741)	(1,043,213)
Depreciation	92,176	108,452
Disposals(1)	70,378	97,937
Write-downs and impairments	34	6,013
Balance, end of period	(1,081,573)	(1,059,741)
Disposals(1)	(70,378)	(97,937)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation	0	0
Disposals(1)	0	0
Write-downs and impairments	0	0
Balance, end of period	0	0
Disposals(1)	0	0
Accumulated depreciation | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(230,088)	(205,834)
Depreciation	22,696	24,537
Disposals(1)	7,813	304
Write-downs and impairments	0	21
Balance, end of period	(244,971)	(230,088)
Disposals(1)	(7,813)	(304)
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(695,979)	(714,478)
Depreciation	58,435	70,497
Disposals(1)	54,426	94,883
Write-downs and impairments	0	5,887
Balance, end of period	(699,988)	(695,979)
Disposals(1)	(54,426)	(94,883)
Accumulated depreciation | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(133,674)	(122,901)
Depreciation	11,045	13,418
Disposals(1)	8,139	2,750
Write-downs and impairments	34	105
Balance, end of period	(136,614)	(133,674)
Disposals(1)	(8,139)	(2,750)
Accumulated depreciation | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation	0	0
Disposals(1)	0	0
Write-downs and impairments	0	0
Balance, end of period	0	0
Disposals(1)	0	0
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Disposals(1)	25,200	84,200
Disposals(1)	$ (25,200)	$ (84,200)